Income Tax (Restated) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	As of December 31,
	2020	2019
U.S. federal tax loss carry–forward	$4,143,828	$-
U.S. local tax loss carry–forward	389,717	-
Equity based compensation – RSUs	416,157
Property and equipment	(1,741,690)	-
Prepaid rent	(1,040,888)	-
Total deferred tax assets	2,167,124	-
Less: valuation allowance	(2,167,124)	-
Net deferred tax asset	$—	$—

Schedule of company tax attributes
	Amount	Begins to expire
U.S. federal net operating loss carry–forwards	$19,732,513	Indefinite
U.S. local net operating loss carry–forwards	19,732,513	Fiscal 2025

Schedule of statutory federal income tax rate to income before the provision for/(benefit from) income taxes
	For the Years Ended December 31,
	2020	2019
	(Restated)
Expected Federal Tax	(21.0)%	-%
Local Tax (Net of Federal Tax Benefits)	(2.0)	-
Business Combination Expenses	22.0	-
Change in FV of warrant liability	(27.1)
Note Extinguishment	4.3	-
Deferred Tax Liabilities Resulting from Business Combination	13.2	-
Other permanent differences	1.0
Change in valuation allowance	9.6	-
Effective rate of income tax	-%	-%